Institutional Class and Investor Class Shares | ALPHAONE NEXTGEN TECHNOLOGY FUND
AlphaOne NextGen Technology Fund
INVESTMENT OBJECTIVE
The investment objective of the AlphaOne NextGen Technology Fund (the “Fund”) is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class and Investor Class Shares ALPHAONE NEXTGEN TECHNOLOGY FUND
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	[1]
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Class and Investor Class Shares - ALPHAONE NEXTGEN TECHNOLOGY FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		16.56%	15.58%
Total Annual Fund Operating Expenses		17.46%	16.73%
Less Fee Reductions and/or Expense Reimbursements	[1]	(16.06%)	(15.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.40%	1.65%
[1]	AlphaOne Investment Services, LLC (the "Adviser" or "AlphaOne") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the average daily net assets of each of the Fund's share classes until February 28, 2021 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (taking into account the contractual expense limit) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional Class and Investor Class Shares - ALPHAONE NEXTGEN TECHNOLOGY FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	143	1,763	4,201	8,086
Investor Class Shares	168	1,765	4,153	8,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from December 29, 2017 (commencement of Fund operations) to October 31, 2018, the Fund’s portfolio turnover rate was 732% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of next generation (“NextGen”) technology companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this investment policy, a NextGen technology company is a company that produces, designs, or markets innovative, new technology products or services; uses innovative, new technology extensively in its product development or operations; or is expected to benefit significantly from technological advances or improvements. The types of companies likely to be represented in the Fund’s portfolio include, but are not limited to, computer (hardware and software), communications (voice, data and wireless), consumer electronics, e-commerce, semiconductor, media, environmental, energy, biotechnology and health care. The Fund primarily invests in common stocks of U.S. and non-U.S. companies, and may invest in companies of any market capitalization.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify catalysts (such as innovative product development, high acquisition potential, and underappreciated product cycles) that will positively change the earnings potential and market value of a company over time. The Adviser will consider selling a security if there is a change in the factors supporting the investment rationale, or the Adviser identifies a more attractive investment opportunity. The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Technology Companies Risk — Technology companies may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Foreign Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Non-Diversification Risk — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s Institutional Class Shares’ performance for the 2018 calendar year and by showing how the Fund’s Institutional Class Shares’ average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investor Class Shares of the Fund commenced operations on January 22, 2018 and, therefore, do not have performance history for a full calendar year. Accordingly, no performance information is presented for Investor Class Shares. Investor Class Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Investor Class Shares are higher than expenses of Institutional Class Shares, in which case the returns for Investor Class Shares would be lower than those of Institutional Class Shares.

Updated performance information is available by calling the Fund at 1-855-4-ALPHAONE.

Total Returns by Calendar Year

Best Quarter	Worst Quarter
4.80%	(15.96)%
(3/31/2018)	(12/31/2018)

Average Annual Total Returns for Periods Ended December 31, 2018

This table compares the Fund’s average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown only for Institutional Class Shares. After tax returns for Investor Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - Institutional Class and Investor Class Shares - ALPHAONE NEXTGEN TECHNOLOGY FUND	Label	1 Year	Since Inception	Inception Date
Institutional Class Shares	Fund Returns Before Taxes	(6.80%)	(6.76%)	Dec. 29, 2017
Institutional Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	(6.80%)	(6.76%)	Dec. 29, 2017
Institutional Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	(4.28%)	(5.41%)	Dec. 29, 2017
S&P Global 1200 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	S&P Global 1200 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(5.02%)	Dec. 29, 2017